Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Non-current liabilities
Trade and other payables	$ (1,943)	$ (1,816)	[1]	$ (1,462)
Business combinations [member]
Non-current assets
Property, plant and equipment	44	2
Intangible assets	128	24
Deferred tax assets		23
Investments in associates	(15)
Current assets
Inventories	43	17
Trade and other receivables	19	2
Cash and cash equivalents	40	8
Non-current liabilities
Interest-bearing loans and borrowings	(11)	(3)
Deferred tax liabilities	(33)
Trade and other payables	(110)
Current liabilities
Trade and other payables	(65)	(19)
Net identifiable assets and liabilities	40	54
Non-controlling interest	(12)
Goodwill on acquisitions and goodwill disposed of	682	107
Consideration to be (paid)/received	(275)	(112)
Net cash paid on prior years acquisitions	16	68
Consideration paid/(received)	451	117
Cash (acquired)/ disposed of	(40)	(5)
Net cash outflow / (inflow)	411	112
Net cash outflow / (inflow) on continuing operations	385	84
Net cash outflow / (inflow) on discontinued operations	26	28
Disposals [member]
Non-current liabilities
Deferred tax liabilities	9	4
Non-current assets
Property, plant and equipment	(1)	(310)
Intangible assets	(29)	(17)
Trade and other receivables		(86)
Current assets
Inventories	(7)	(84)
Income tax receivables		(2)
Trade and other receivables	(1)	(79)
Cash and cash equivalents		(6)
Assets held for sale		(27)
Current liabilities
Trade and other payables	2	406
Net identifiable assets and liabilities	(27)	(201)
Non-controlling interest	2	1
Goodwill on acquisitions and goodwill disposed of	(22)	(652)
Loss/(gain) on disposal	(21)	(15)
Consideration to be (paid)/received		47
Net cash paid on prior years acquisitions	(65)
Recycling of cumulative translation adjustment in respect of net assets		(584)
Contribution in kind		1,150
Consideration paid/(received)	(133)	(254)
Cash (acquired)/ disposed of		(3)
Net cash outflow / (inflow)	(133)	(257)
Net cash outflow / (inflow) on continuing operations	$ (133)	$ (257)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.